Significant Accounting Policies - Effects of Inflation (Detail)	12 Months Ended	36 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, threshold for recognition	100.00%
Mexico [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period		11.20%	13.20%	15.70%
Guatemala [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period		10.90%	11.80%	12.20%
Costa Rica [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period		4.50%	5.80%	5.70%
Panama [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period		(1.50%)	0.50%	2.10%
Colombia [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period		8.80%	11.00%	13.40%
Nicaragua [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period		13.50%	15.60%	13.10%
Argentina [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period		209.20%	179.40%	158.40%
Brazil [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period		13.10%	11.10%	25.00%
Philippines [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period				11.90%
United States [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period		3.70%
Euro Zone [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period		2.40%	3.60%	2.70%
Chile [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period		8.80%	8.30%	9.70%
Peru [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period		6.20%	5.20%	9.30%
Ecuador [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period		(0.70%)	0.30%	30.30%
Uruguay [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period		28.50%	22.00%	25.30%